Non-cash stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average grant date fair value of other equity Instruments Explanatory

Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value (in €)

Unvested balance as of Jauuary 1, 2024	1,017,538	6.59
Granted	41,990	4.76
Vested	(342,434)	12.57
Cancelled	(112,783)	6.87

Unvested balance as of June 30, 2024	604,311	3.02

Unvested balance as of January 1, 2025	509,295	2.84
Granted	-	-
Vested	(231,356)	2.63
Cancelled	(13,894)	2.91

Unvested balance as of June 30, 2025	264,045	3.01

Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of assumptions Vesting Details

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows for the six-month periods ended June 30, 2024 and June 30, 2025:

For the six-month period ended June 30,
	2024	2025

Weighted-Average fair values of stock options granted	1.42€	0.87€
Assumptions:
Risk-free interest rate	2.51% - 2.99%	2.78% - 2.95%
Share entitlement per options	1 - 1.06	1
Exercise price	2.07€ - 2.82€	1.23€ - 1.56€
Underlying stock price at grant date	1.67€-2.76€	1.28€-1.52€
Expected volatility	64.6%- 64.8%	65.0%- 65.9%
Expected term (in years)	6.03 - 6.15	5.93 - 6.12
Vesting conditions	Performance & Service or Service	Performance & Service
Vesting period	Graded	Graded

Summary of Information on Stock Option Activity

Information on stock option activity follows:

	Options Exercisable	Weighted-Average Exercise Price Per Share (in €)	Options Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average contractual Life (in years)

Balance as of January 1, 2024	7,913,183	23.63	10,543,159	18.92	4.6
Granted	-	-	2,914,188	2.54	-
Additional shares due to change in conversion ratios			611,172	19.41
Exercised	-	-	-	-	-
Forfeited or Expired	-	-	(490,618)	4.23	-

Balance as of June 30, 2024	9,121,867	22.14	13,577,901	15.96	5.1

Balance as of January 1, 2025	8,546,368	22.34	12,519,294	16.16	4.6
Granted	-	-	6,193,533	1.44	-
Exercised	-	-	-	-	-
Forfeited or Expired	-	-	(1,409,323)	36.87	-

Balance as of June 30, 2025	8,649,648	16.65	17,303,505	9.20	6.4

Non Employee Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Information on Stock Option Activity

Information on non-employee warrants activity follows:

	Warrants Exercisable	Weighted-Average Exercise Price Per Share (in €)	Warrants Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life (in years)

Balance as of January 1, 2024	338,875	26.69	338,875	26.69	2.4
Granted	-	-	-	-	-
Additional shares due to change in conversion ratios	20,332	26.69	20,332	26.69	-
Exercised	-	-	-	-	-
Forfeited or Expired	-	-	-	-	-

Balance as of June 30, 2024	359,207	26.69	359,207	26.69	1.9

Balance as of January 1, 2025	338,875	26.69	338,875	26.69	1.4
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or Expired	(50,000)	(38.45)	(50,000)	(38.45)

Balance as of June 30, 2025	288,875	24.70	288,875	24.70	1.0